Assets Charged As Security For Liabilities And Collateral Accepted As Security For Assets	12 Months Ended
Dec. 31, 2018
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Assets Charged As Security For Liabilities And Collateral Accepted As Security For Assets

37. ASSETS CHARGED AS SECURITY FOR LIABILITIES AND COLLATERAL ACCEPTED AS SECURITY FOR ASSETS

The following transactions are conducted under terms that are usual and customary to collateralised transactions including, where relevant, standard securities lending and repurchase agreements.

a) Assets charged as security for liabilities

The financial assets below are analysed between those assets accounted for on-balance sheet and off-balance sheet.

	Group
	2018 £m	2017 £m
On-balance sheet:
Cash and balances at central banks	1,080	1,010
Trading assets	—	17,092
Loans and advances to customers – securitisations and covered bonds (See Note 15)	35,694	35,421
Loans and advances to customers – other	15,175	15,078
Loans and advances to banks	218	105
Other financial assets at amortised cost	3,763
Financial assets at fair value through other comprehensive income	5,825
Financial investments		6,755

Total on-balance sheet	61,755	75,461

Total off-balance sheet	15,220	33,013

The Santander UK group provides assets as collateral in the following areas of the business.

Sale and repurchase agreements

The Santander UK group enters into sale and repurchase agreements and similar transactions of equity and debt securities, which are accounted for as secured borrowings. Upon entering into such transactions, the Santander UK group provides collateral in excess of the borrowed amount. The carrying amount of assets that were so provided at 31 December 2018 was £17,485m (2017: £34,310m), of which £2,383m (2017: £2,931m) was classified within ‘Loans and advances to customers – securitisations and covered bonds’ in the table above.

Securitisations and covered bonds

As described in Note 15, Santander UK plc and certain of its subsidiaries issue securitisations and covered bonds. At 31 December 2018, there were £36,195m (2017: £36,512m) of gross assets in these secured programmes and £501m (2017: £1,091m) of these related to internally retained issuances and were available for use as collateral for liquidity purposes in the future.

At 31 December 2018, a total of £4,039m (2017: £4,359m) of notes issued under securitisation and covered bond programmes had been retained internally, a proportion of which had been used as collateral for raising funds via third party bilateral secured funding transactions, which totalled £1,834m at 31 December 2018 (2017: £1,834m), or for use as collateral for liquidity purposes in the future.

Stock borrowing and lending agreements

Asset balances under stock borrowing and lending agreements represent stock lent by the Santander UK group. These balances amounted to £24,714m at 31 December 2018 (2017: £38,016m) and are offset by contractual commitments to return stock borrowed or cash received.

Derivatives business

In addition to the arrangements described, collateral is also provided in the normal course of derivative business to counterparties. At 31 December 2018, £1,465m (2017: £3,658m) of such collateral in the form of cash had been provided by the Santander UK group and is included in the table.

b) Collateral accepted as security for assets

The collateral held as security for assets, analysed between those liabilities accounted for on balance sheet and off-balance sheet, was:

	Group
	2018 £m	2017 £m
On-balance sheet:
Trading liabilities	—	1,911
Deposits by customers	—	8
Deposits by banks	4,048	1,760

Total on-balance sheet	4,048	3,679

Total off-balance sheet	23,236	38,655

Purchase and resale agreements

The Santander UK group also enters into purchase and resale agreements and similar transactions of equity and debt securities, which are accounted for as collateralised loans. Upon entering into such transactions, the Santander UK group receives collateral in excess of the loan amount. The level of collateral held is monitored daily and if required, further calls are made to ensure the market values of collateral remains at least equal to the loan balance. The subsidiaries are permitted to sell or repledge the collateral held in the absence of default. At 31 December 2018, the fair value of such collateral received was £15,728m (2017: £16,356m). Of the collateral received, almost all was sold or repledged. The subsidiaries have an obligation to return collateral that they have sold or pledged.

Stock borrowing and lending agreements

Obligations representing contractual commitments to return stock borrowed by the Santander UK group amounted to £7,508m at 31 December 2018 (2017: £22,299m) and are offset by a contractual right to receive stock lent.

Derivatives business

In addition to the arrangements described, collateral is also received from counterparties in the normal course of derivative business. At 31 December 2018, £4,048m (2017: £3,679m) of such collateral in the form of cash had been received by the Santander UK group and is included in the table.

Lending activities

In addition to the collateral held as security for assets, the Santander UK group may obtain a charge over a customer’s property in connection with its lending activities. Details of these arrangements are set out in the ‘Credit risk’ section of the Risk review.